AMERICAN CENTURY MUTUAL FUNDS, INC.

PROSPECTUS SUPPLEMENT

FUNDAMENTAL EQUITY FUND

SUPPLEMENT DATED JUNE 13, 2008 * PROSPECTUS DATED MARCH 1, 2008

THE FOLLOWING REPLACES THE What are the fund's primary investment strategies and principal risks? SECTION ON PAGE 2 OF THE PROSPECTUS.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

     The  fund  will  generally   invest  in  larger-sized   companies  using  a
     quantitative  model that combines  fundamental  measures of a stock's value and growth potential.  The portfolio  managers attempt to build a portfolio of  stocks  that  provides  better  returns  than,  and  a  dividend  yield comparable to, the S&P  500®  Index,  without taking on significant additional risk.

     The fund's principal risks include

     *    STYLE  RISK - If at any time the  market is not  favoring  the  fund's investment  process,  the  fund's  gains  may not be as big as, or its losses  may  be  bigger  than,  other  equity  funds  using  different investment styles.

     *    BENCHMARK  CORRELATION  - The fund's  performance  will be tied to the performance of its benchmark. If the fund's benchmark goes down, it is likely that the fund's performance will go down.

     *    FOREIGN SECURITIES - The fund may invest in foreign securities,  which can be riskier than investing in U.S. securities.

     *    IPO RISK - Although the fund's performance has historically  benefited from  investments  in  initial  public  offerings  (IPOs),  future IPO exposure likely will be limited by the fund's investment process.

     *    PORTFOLIO  TURNOVER - The fund's PORTFOLIO  TURNOVER may be high. This could result in relatively high commission costs, which could hurt the fund's  performance,  and capital gains tax liabilities for the fund's shareholders.

               * PORTFOLIO  TURNOVER IS A MEASURE OF HOW  FREQUENTLY A FUND BUYS
          AND SELLS PORTFOLIO SECURITIES.

     *    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

     *    PRINCIPAL  LOSS - At any given time your shares may be worth less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

     A more detailed  description of the fund's investment  strategies and risks may be found  under the heading  OBJECTIVES,  STRATEGIES  AND RISKS,  which begins on page 8.

          * AN  INVESTMENT  IN THE  FUND  IS NOT A BANK  DEPOSIT,  AND IT IS NOT
     INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE  CORPORATION  (FDIC)
     OR ANY OTHER GOVERNMENT AGENCY.

THE FOLLOWING  REPLACES THE FIRST TWO PARAGRAPHS OF THE How does the fund pursue its investment objectives? SECTION ON PAGE 8 OF THE PROSPECTUS.

     The fund generally will invest in larger-sized  companies,  although it may invest in companies of any size. The fund's  investment  strategy  utilizes quantitative  management  techniques in a three-step  process. In the first step,  the  portfolio  managers  rank stocks from most  attractive to least attractive.  This is determined by using a quantitative model that combines fundamental  measures of a stock's value and growth  potential.  To measure value,  the  managers may use ratios of stock  price-to-earnings  and stock price-to-cash  flow, among others. To measure growth,  the managers may use the rate of growth of a company's earnings and cash flow and changes in its earnings  estimates,  as well as other  factors.  The model also  considers price momentum.

     In the second  step,  the  managers  build a  portfolio  of stocks from the ranking  described above that they believe will provide the optimal balance between  risk  and  expected  return.  The goal is to  create  a fund  that provides  better  returns than,  and a dividend  yield  comparable  to, its benchmark,  the  S&P  500®  Index,  without  taking on  significant additional risk.

     Finally,  the portfolio  managers  validate the output of the  quantitative model using additional fundamental analysis.

THE  FOLLOWING  REPLACES  THE What are the  principal  risks of investing in the fund? SECTION ON PAGE 9 OF THE PROSPECTUS.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     Market  performance  tends to be  cyclical,  and,  in the  various  cycles, certain  investment  styles may fall in and out of favor.  If the market is not favoring the fund's investment process,  the fund's gains may not be as big as,  or its  losses  may be  bigger  than,  other  equity  funds  using different investment styles.

     The fund's performance will be tied to the performance of its benchmark. If the fund's  benchmark  goes down, it is likely that the fund's  performance will go down.

     Although  the  portfolio  managers  intend  to  invest  the  fund's  assets primarily  in U.S.  stocks,  the fund may invest in  securities  of foreign
     companies.   Foreign  investment  involves   additional  risks,   including
     fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United  States.  These  factors make  investing  in foreign  securities generally  riskier than  investing in U.S.  stocks.  To the extent the fund invests  in  foreign  securities,  the  overall  risk of the fund  could be affected.

     Although the fund's performance has historically benefited from investments in  IPOs,  future  IPO  exposure  likely  will  be  limited  by the  fund's investment process.

     The fund's  portfolio  turnover rate also may be high. This could result in relatively high commission costs, which could hurt the fund's  performance, and capital gains tax liabilities for the fund's shareholders.

     The value of the fund's shares depends on the value of the stocks and other securities it owns.  The value of the  individual  securities the fund owns will go up and down  depending on the  performance  of the  companies  that
     issued  them,  general  market  and  economic   conditions,   and  investor
     confidence.

     At any given time your shares may be worth less than the price you paid for them.  In other  words,  it is possible to lose money by  investing  in the fund.

THE  FOLLOWING  REPLACES  The Fund  Management  Team  SECTION  ON PAGE 11 OF THE
PROSPECTUS.

     THE FUND MANAGEMENT TEAM
     The advisor uses teams of portfolio  managers and analysts to manage funds.
     The teams meet regularly to review portfolio  holdings and discuss purchase and sale activity.  Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

     The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

     GREGORY J. WOODHAMS
     Mr.  Woodhams,  Vice  President and Senior  Portfolio  Manager,  has been a member  of the team  that  manages  the fund  since  June  2008.  He joined
     American Century in September 1997. He has a bachelor's degree in economics from Rice  University  and an M.A.  in  economics  from the  University  of
     Wisconsin. He is a CFA charterholder.

     E. A. PRESCOTT LEGARD
     Mr. LeGard, Vice President and Portfolio Manager,  has been a member of the team that manages the fund since June 2008. He joined  American  Century in
     March  1999  and  became  a  portfolio  manager  in  April  2000.  He has a bachelor's  degree  in  economics  from  DePauw  University.  He  is a  CFA charterholder.

     JUSTIN M. BROWN
     Mr. Brown,  Portfolio  Manager,  has been a member of the team that manages the  fund  since  June  2008.  He  joined  American  Century  in 2000 as an investment  analyst  and  became a  portfolio  manager  in  2006.  He has a bachelor's  degree  in  business  administration  and  finance  from  Texas
     Christian University. He is a CFA charterholder.

     JOE REILAND
     Mr. Reiland,  Portfolio Manager, has been a member of the team that manages the fund since June 2008. He joined  American  Century in September 2000 as an investment  analyst and became a senior  investment  analyst in February
     2004 and a portfolio  manager in February 2005. He has a bachelor's  degree in  business  administration  from  Washington  University.  He  is  a  CFA charterholder.

     Additional   information  about  the  accounts  managed  by  the  portfolio managers, the structure of their compensation,  and their ownership of fund securities  will be  available  in a statement  of  additional  information supplement.

AMERICAN CENTURY INVESTMENT SERVICES, INC., DISTRIBUTOR

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL61111 0806